Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 94.18%
Belgium – 0.88%
68,229	Anheuser-Busch InBev SA/NV	$4,760,116
Brazil – 2.70%
2,752,700	Ambev SA(a)	8,321,786
925,447	Embraer SA Sponsored – ADR(a)	6,302,294
		14,624,080
Canada – 1.72%
692,000	Cameco Corp.	9,272,800
China – 1.35%
1,284,500	China Mobile Ltd.	7,322,233
Finland – 0.53%
741,479	Nokia Oyj(a)	2,863,832
France – 19.01%
164,131	BNP Paribas SA(a)	8,664,835
730,447	Carrefour SA	12,508,483
183,836	Cie de Saint-Gobain(a)	8,455,059
147,525	Danone SA	9,708,055
698,909	Engie SA(a)	10,714,285
794,897	Orange SA	9,463,270
272,138	Publicis Groupe SA	13,525,633
109,350	Renault SA(a)	4,786,462
114,736	Sanofi	11,120,560
99,302	Societe BIC SA	5,617,426
190,557	Total SE(b)	8,224,866
		102,788,934
Germany – 4.77%
126,324	BASF SE	9,984,988
163,623	HeidelbergCement AG	12,182,639
37,668	Henkel AG & Co. KGaA	3,629,711
		25,797,338
Hong Kong – 0.70%
11,842,000	First Pacific Co. Ltd.	3,807,520
Ireland – 1.20%
154,076	CRH Plc	6,510,327
Italy – 6.29%
1,205,704	Eni SpA	12,587,204
4,158,760	Intesa Sanpaolo SpA(a)	9,830,144
Shares		Value
20,990,411	Telecom Italia Rsp	$10,937,385
1,365,052	Telecom Italia SpA	633,589
		33,988,322
Japan – 13.25%
198,200	Dai Nippon Printing Co. Ltd.	3,565,151
311,800	Honda Motor Co. Ltd.	8,797,842
2,132,500	Mitsubishi UFJ Financial Group, Inc.	9,441,899
315,299	MS&AD Insurance Group Holdings, Inc.	9,592,986
983,300	Nissan Motor Co. Ltd.(a)	5,329,890
269,800	Sumitomo Mitsui Trust Holdings, Inc.	8,324,605
107,200	Taisho Pharmaceutical Holdings Co. Ltd.	7,228,642
535,683	Takeda Pharmaceutical Co. Ltd.	19,386,033
		71,667,048
Mexico – 6.06%
1,986,836	Cemex SAB de CV Sponsored – ADR(a)	10,271,942
12,910,084	Fibra Uno Administracion SA de CV	14,597,195
103,971	Fomento Economico Mexicano SAB de CV – ADR	7,877,883
		32,747,020
Netherlands – 1.04%
1,411,784	Aegon NV	5,631,421
South Korea – 4.98%
157,131	Hana Financial Group, Inc.	5,004,834
38,510	Hyundai Mobis Co. Ltd.(a)	9,063,951
89,703	KT&G Corp.	6,868,168
23,883	POSCO	5,967,872
		26,904,825
Spain – 1.46%
782,304	Repsol SA	7,881,024

The accompanying notes to financial statements are an integral part of these Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
Switzerland – 8.41%
966,559	Credit Suisse Group AG	$12,479,127
16,919	Novartis AG Registered	1,593,058
16,342	Swatch Group AG Bearer	4,442,461
119,343	Swatch Group AG Registered	6,297,978
89,678	Swiss Re AG	8,448,849
866,022	UBS Group AG Registered	12,193,450
		45,454,923
Taiwan – 1.22%
737,000	Asustek Computer, Inc.	6,581,933
United Kingdom – 18.61%
4,397,844	Barclays Plc(a)	8,822,490
3,528,934	BP Plc	12,177,444
1,579,584	G4S Plc(a)	5,486,723
688,599	GlaxoSmithKline Plc	12,599,960
318,542	Imperial Brands Plc	6,681,286
3,637,517	J Sainsbury Plc	11,180,664
1,766,324	Kingfisher Plc(a)	6,526,818
3,811,873	Marks & Spencer Group Plc(a)	7,070,576
3,035,268	Tesco Plc	9,578,596
2,885,568	Wm Morrison Supermarkets Plc	6,982,226
1,250,278	WPP Plc	13,548,003
		100,654,786
TOTAL COMMON STOCKS (Cost $578,071,529)		$509,258,482
Shares		Value
PREFERRED STOCKS – 4.84%
Brazil – 2.00%
1,996,600	Petroleo Brasileiro SA, 0.00%(c),(d)	$10,839,262
Russia – 1.58%
15,078,544	Surgutneftegas PJSC, 2.32%(c)	8,528,574
Spain – 1.26%
363,709	Grifols SA – Class B, 2.09%(c)	6,816,448
TOTAL PREFERRED STOCKS (Cost $19,945,928)		$26,184,284

Contracts		Value
RIGHTS – 0.05%
Spain – 0.05%
836,068	Repsol SA, Expiration Date: March 2021, Exercise Price: EUR 1.00(a),(b)	$286,702
TOTAL RIGHTS (Cost $295,254)		$286,702

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.22%
Money Market Funds — 0.22%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	1,211,835	$1,211,835
TOTAL SHORT-TERM INVESTMENTS (Cost $1,211,835)		$1,211,835
Total Investments (Cost $599,524,546) – 99.29%		$536,941,303
Other Assets in Excess of Liabilities – 0.71%		3,817,818
TOTAL NET ASSETS – 100.00%		$540,759,121

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	Current yield is less than 0.01%.
(e)	The rate shown is the annualized seven day yield as of December 31, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

COMMON STOCKS
Aerospace & Defense	1.16%
Auto Components	1.68%
Automobiles	3.50%
Banks	9.27%
Beverages	3.88%
Building Products	1.56%
Capital Markets	4.57%
Chemicals	1.85%
Commercial Services & Supplies	2.71%
Communications Equipment	0.53%
Construction Materials	5.35%
Diversified Financial Services	0.70%
Diversified Telecommunication Services	3.89%
Equity Real Estate Investment Trusts	2.70%
Food & Staples Retailing	7.44%
Food Products	1.80%
Household Products	0.67%
Insurance	4.37%
Media	5.00%
Metals & Mining	1.10%
Multiline Retail	1.31%
Multi-Utilities	1.98%
Oil, Gas & Consumable Fuels	9.28%
Pharmaceuticals	9.60%
Specialty Retail	1.21%
Technology Hardware, Storage & Peripherals	1.22%
Textiles, Apparel & Luxury Goods	1.99%
Tobacco	2.51%
Wireless Telecommunication Services	1.35%
TOTAL COMMON STOCKS	94.18%
PREFERRED STOCKS
Biotechnology	1.26%
Oil, Gas & Consumable Fuels	3.58%
TOTAL PREFERRED STOCKS	4.84%
RIGHTS
Oil, Gas & Consumable Fuels	0.05%
TOTAL RIGHTS	0.05%
SHORT-TERM INVESTMENTS	0.22%
TOTAL INVESTMENTS	99.29%
Other Assets in Excess of Liabilities	0.71%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 98.34%
Austria – 1.53%
18,085	Erste Group Bank AG(a)	$550,919
Brazil – 0.98%
154,720	Embraer SA(a)	263,271
12,908	Embraer SA Sponsored – ADR(a)	87,903
		351,174
China – 1.75%
1,986	Alibaba Group Holding Ltd. Sponsored – ADR(a)	462,202
29,500	China Mobile Ltd.	168,163
		630,365
Finland – 1.13%
104,710	Nokia Oyj(a)	404,424
France – 11.36%
21,495	Carrefour SA	368,089
25,147	Engie SA(a)	385,504
31,200	Engie SA (Prime Fidelite 2019)(a)	478,297
15,151	Publicis Groupe SA	753,026
10,272	Sanofi	995,593
3,056	Schneider Electric SE	441,676
15,386	Total SE	664,094
		4,086,279
Germany – 1.78%
8,574	HeidelbergCement AG	638,382
Ireland – 1.36%
11,612	CRH Plc	490,653
Italy – 1.13%
39,071	Eni SpA	407,890
Japan – 1.45%
17,100	Honda Motor Co. Ltd.	482,499
7,200	Nissan Motor Co. Ltd.(a)	39,027
		521,526
Malaysia – 1.62%
523,900	Genting Berhad	581,908
Shares		Value
Mexico – 2.05%
488,634	Fibra Uno Administracion SA de CV	$552,489
2,435	Fomento Economico Mexicano SAB de CV – ADR	184,500
		736,989
South Korea – 6.76%
2,301	Hyundai Mobis Co. Ltd.(a)	541,578
4,303	Hyundai Motor Co.	762,720
4,813	KT&G Corp.	368,510
10,141	Samsung Electronics Co. Ltd.	757,284
		2,430,092
Spain – 1.16%
41,556	Repsol SA	418,640
Switzerland – 4.09%
49,369	Credit Suisse Group AG Registered	637,397
59,244	UBS Group AG Registered	834,146
		1,471,543
United Kingdom – 15.37%
147,402	Barclays Plc(a)	295,702
204,270	BP Plc	704,883
54,464	GlaxoSmithKline Plc	996,581
38,224	Imperial Brands Plc	801,733
177,095	J Sainsbury Plc	544,338
154,830	Kingfisher Plc(a)	572,119
184,464	Tesco Plc	582,125
145,089	Wm Morrison Supermarkets Plc	351,073
62,874	WPP Plc	681,302
		5,529,856
United States – 44.82%
1,746	Amdocs Ltd.	123,844
13,200	American International Group, Inc.	499,752
3,768	Applied Materials, Inc.	325,178
30,151	Bank of America Corp.	913,877
13,678	Bank of New York Mellon Corp.	580,494
12,049	Cardinal Health, Inc.	645,345
26,014	Change Healthcare, Inc.(a)	485,161
2,910	Cigna Corp.	605,804

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
17,550	Citigroup, Inc.	$1,082,133
12,480	Comcast Corp. – Class A	653,952
15,378	Corteva, Inc.	595,436
7,152	CVS Health Corp.	488,482
6,867	Emerson Electric Co.	551,901
2,528	FedEx Corp.	656,319
2,939	General Dynamics Corp.	437,382
22,779	Halliburton Co.	430,523
3,690	HCA Healthcare, Inc.	606,857
4,558	Ingredion, Inc.	358,578
3,040	JPMorgan Chase & Co.	386,293
2,198	Laboratory Corp. of America Holdings(a)	447,403
4,165	McKesson Corp.	724,377
8,804	Merck & Co., Inc.	720,167
3,846	Mohawk Industries, Inc.(a)	542,094
20,899	Old Republic International Corp.	411,919
16,898	Pfizer, Inc.	622,015
1,185	PNC Financial Services Group, Inc.	176,565
7,368	State Street Corp.	536,243
9,436	Textron, Inc.	456,042
Shares		Value
7,627	Truist Financial Corp.	$365,562
22,993	Wells Fargo & Co.	693,929
		16,123,627
TOTAL COMMON STOCKS (Cost $30,505,972)		$35,374,267
PREFERRED STOCKS – 0.73%
South Korea – 0.73%
3,912	Samsung Electronics Co. Ltd., 1.899%(b)	$265,378
TOTAL PREFERRED STOCKS (Cost $115,876)		$265,378

Contracts		Value
RIGHTS – 0.04%
Spain – 0.04%
41,556	Repsol SA, Expiration Date: March 2021, Exercise Price: EUR 1.00(a)	$14,251
TOTAL RIGHTS (Cost $14,676)		$14,251

	Shares	Value
SHORT-TERM INVESTMENTS – 0.33%
Money Market Funds — 0.33%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(c)	118,375	$118,375
TOTAL SHORT-TERM INVESTMENTS (Cost $118,375)		$118,375
Total Investments (Cost $30,754,899) – 99.44%		$35,772,271
Other Assets in Excess of Liabilities – 0.56%		199,778
TOTAL NET ASSETS – 100.00%		$35,972,049

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of December 31, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020

COMMON STOCKS
Aerospace & Defense	3.47%
Air Freight & Logistics	1.82%
Auto Components	1.51%
Automobiles	3.57%
Banks	12.41%
Beverages	0.51%
Capital Markets	7.19%
Chemicals	1.66%
Communications Equipment	1.13%
Construction Materials	3.14%
Electrical Equipment	2.76%
Energy Equipment & Services	1.20%
Equity Real Estate Investment Trusts	1.54%
Food & Staples Retailing	5.13%
Food Products	1.00%
Health Care Providers & Services	9.77%
Health Care Technology	1.35%
Hotels, Restaurants & Leisure	1.62%
Household Durables	1.51%
Insurance	2.54%
Internet & Direct Marketing Retail	1.28%
IT Services	0.34%
Media	5.80%
Multi-Utilities	2.40%
Oil, Gas & Consumable Fuels	6.10%
Pharmaceuticals	9.27%
Semiconductors & Semiconductor Equipment	0.90%
Specialty Retail	1.59%
Technology Hardware, Storage & Peripherals	2.11%
Tobacco	3.25%
Wireless Telecommunication Services	0.47%
TOTAL COMMON STOCKS	98.34%
PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.73%
TOTAL PREFERRED STOCKS	0.73%
RIGHTS
Oil, Gas & Consumable Fuels	0.04%
TOTAL RIGHTS	0.04%
SHORT-TERM INVESTMENTS	0.33%
TOTAL INVESTMENTS	99.44%
Other Assets in Excess of Liabilities	0.56%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 95.78%
Argentina – 1.55%
1,176,931	Adecoagro SA(a)	$8,003,131
2,415,979	YPF SA Sponsored – ADR(a)	11,355,101
		19,358,232
Brazil – 4.85%
1,375,900	Cia Brasileira de Distribuicao	19,893,650
6,258,400	Cogna Educacao(a)	5,591,826
3,339,780	Embraer SA Sponsored – ADR(a)	22,743,902
743,100	Telefonica Brasil SA	6,681,144
630,648	Telefonica Brasil SA – ADR	5,581,235
		60,491,757
Chile – 2.14%
2,336,679	Empresa Nacional de Telecomunicaciones SA	14,500,236
80,887,795	Enel Chile SA	6,296,404
1,509,388	Enel Chile SA Sponsored – ADR	5,871,520
		26,668,160
China – 22.26%
1,130,400	Alibaba Group Holding Ltd.(a)	32,877,154
188,437	Baidu, Inc. Sponsored – ADR(a)	40,747,617
2,994,900	China Mobile Ltd.	17,072,289
25,636,136	China Railway Signal & Communication Corp. Ltd. – Class H(b)	8,605,880
3,458,259	China South Publishing & Media Group Co. Ltd. – Class A	5,072,476
3,065,000	Galaxy Entertainment Group Ltd.	23,859,619
21,333,500	Genertec Universal Medical Group Co. Ltd.(b)	15,933,536
Shares		Value
1,754,814	Gree Electric Appliances, Inc. of Zhuhai – Class A	$16,727,462
33,944,000	PetroChina Co. Ltd. – Class H	10,510,549
2,035,500	Ping An Insurance Group Co. of China Ltd. – Class H	24,771,256
10,683,500	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	18,795,755
10,868,000	TravelSky Technology Ltd. – Class H	26,256,140
10,355,400	Wynn Macau Ltd.(a)	17,422,555
648,938	ZTO Express Cayman, Inc. – ADR	18,923,032
		277,575,320
Czech Republic – 0.49%
521,469	O2 Czech Republic AS	6,094,225
Greece – 0.33%
254,779	Hellenic Telecommunications Organization SA	4,097,002
Hong Kong – 4.26%
1,754,400	AIA Group Ltd.	21,379,333
28,461,920	First Pacific Co. Ltd.	9,151,270
10,597,500	Lifestyle International Holdings Ltd.(a)	8,417,010
5,860,000	Luk Fook Holdings International Ltd.	14,147,777
		53,095,390
India – 6.77%
1,087,855	HDFC Bank Ltd.(a)	21,426,921
4,433,431	Indus Towers Ltd.	13,988,393
7,535,312	Power Grid Corp. of India Ltd.	19,589,800
9,582,906	Zee Entertainment Enterprises Ltd.	29,407,349
		84,412,463

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
Indonesia – 4.31%
61,066,800	Bank Rakyat Indonesia Persero Tbk PT	$18,155,371
5,596,012	Gudang Garam Tbk PT(a)	16,334,461
99,025,715	XL Axiata Tbk PT	19,259,678
		53,749,510
Malaysia – 1.87%
21,002,200	Genting Berhad	23,327,632
Mexico – 10.02%
24,947,455	America Movil SAB de CV	18,165,714
5,573,302	Cemex SAB de CV Sponsored – ADR(a)	28,813,971
30,944,403	Fibra Uno Administracion SA de CV	34,988,270
191,371	Fomento Economico Mexicano SAB de CV – ADR	14,500,181
4,099,700	Macquarie Mexico Real Estate Management SA de CV(b)	5,801,530
14,553,184	PLA Administradora Industrial S de RL de CV	22,437,332
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	257,354
		124,964,352
Panama – 2.76%
644,836	Banco Latinoamericano de Comercio Exterior SA – Class E	10,207,754
313,569	Copa Holdings SA – Class A	24,216,934
		34,424,688
Philippines – 1.54%
11,369,764	Bank of the Philippine Islands	19,240,607
Russia – 6.70%
11,704,159	Alrosa PJSC	15,559,782
Shares		Value
175,358	Lukoil PJSC Sponsored – ADR	$12,252,527
2,882,368	Mobile TeleSystems PJSC	12,885,320
8,476,466	Sberbank of Russia PJSC	31,068,594
1,571,174	Sistema PJSFC Sponsored – GDR	11,749,125
		83,515,348
South Africa – 1.50%
2,277,874	Absa Group Ltd.	18,621,936
South Korea – 11.39%
435,941	KT&G Corp.	33,378,101
140,362	POSCO	35,073,588
115,629	S-1 Corp.	9,053,846
610,691	Samsung Electronics Co. Ltd.	45,603,668
636,890	Shinhan Financial Group Co. Ltd.	18,898,483
		142,007,686
Spain – 0.90%
11,548,879	Prosegur Cash SA	11,259,771
Taiwan – 6.56%
1,237,000	Asustek Computer, Inc.	11,047,287
167,000	Largan Precision Co. Ltd.	19,031,670
1,534,000	Taiwan Semiconductor Manufacturng Co. Ltd.	29,019,403
902,000	Wiwynn Corp.	22,649,419
		81,747,779
Thailand – 4.28%
1,578,500	Bangkok Bank PCL – Class F	6,273,591
1,578,500	Bangkok Bank PCL – NVDR	6,241,563
78,547,281	Jasmine Broadband Internet Infrastructure Fund - Class F	24,924,858
5,464,600	Siam Commercial Bank PCL – Class F	15,947,174
		53,387,186

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
Turkey – 0.33%
1,317,188	Ulker Biskuvi Sanayi AS(a)	$4,084,671
United Kingdom – 0.97%
10,376,419	Vivo Energy Plc(b)	12,061,290
TOTAL COMMON STOCKS (Cost $1,302,877,463)		$1,194,185,005
PREFERRED STOCKS – 3.69%
Brazil – 2.14%
4,920,700	Petroleo Brasileiro SA, 0.00%(c),(d)	$26,713,790
Russia – 1.55%
205,610	Surgutneftegas PJSC Sponsored – ADR, 2.35%(c)	1,162,951
32,081,832	Surgutneftegas PJSC, 2.32%(c)	18,145,803
		19,308,754
TOTAL PREFERRED STOCKS (Cost $41,816,635)		$46,022,544
Shares		Value
PARTICIPATORY NOTES – 0.38%
China – 0.38%
3,247,557	China South Publishing & Media Group Co. Ltd.(e)	$4,763,874
TOTAL PARTICIPATORY NOTES (Cost $5,613,681)		$4,763,874

	Shares	Value
SHORT-TERM INVESTMENTS – 0.36%
Money Market Funds — 0.36%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	4,486,304	$4,486,304
TOTAL SHORT-TERM INVESTMENTS (Cost $4,486,304)		$4,486,304
Total Investments (Cost $1,354,794,083) – 100.21%		$1,249,457,727
Liabilities in Excess of Other Assets – (0.21)%		(2,612,558)
TOTAL NET ASSETS – 100.00%		$1,246,845,169

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,402,236 which represented 3.40% of the net assets of the Fund.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	Current yield is less than 0.01%.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

(e)	Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021.
(f)	The rate shown is the annualized seven day yield as of December 31, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020

COMMON STOCKS
Aerospace & Defense	1.82%
Air Freight & Logistics	1.52%
Airlines	1.94%
Banks	12.50%
Beverages	1.16%
Commercial Services & Supplies	1.63%
Construction Materials	2.31%
Diversified Consumer Services	0.45%
Diversified Financial Services	1.55%
Diversified Telecommunication Services	2.93%
Electric Utilities	2.55%
Electronic Equipment, Instruments & Components	2.22%
Equity Real Estate Investment Trusts	5.07%
Food & Staples Retailing	1.59%
Food Products	0.97%
Health Care Providers & Services	2.79%
Hotels, Restaurants & Leisure	5.18%
Household Durables	1.36%
Insurance	3.69%
Interactive Media & Services	3.27%
Internet & Direct Marketing Retail	2.64%
IT Services	2.10%
Media	2.77%
Metals & Mining	4.06%
Multiline Retail	0.68%
Oil, Gas & Consumable Fuels	2.73%
Semiconductors & Semiconductor Equipment	2.33%
Specialty Retail	2.11%
Technology Hardware, Storage & Peripherals	6.36%
Tobacco	3.99%
Wireless Telecommunication Services	9.51%
TOTAL COMMON STOCKS	95.78%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	3.69%
TOTAL PREFERRED STOCKS	3.69%
PARTICIPATORY NOTES
Media	0.38%
TOTAL PARTICIPATORY NOTES	0.38%
SHORT-TERM INVESTMENTS	0.36%
TOTAL INVESTMENTS	100.21%
Liabilities in Excess of Other Assets	(0.21)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 99.26%
Argentina – 0.48%
271,047	Adecoagro SA(a)	$1,843,120
Austria – 0.58%
207,043	Addiko Bank AG(a)	2,213,173
Brazil – 3.29%
7,377,740	Embraer SA(a)	12,553,940
Canada – 7.70%
454,903	Cameco Corp.	6,095,700
265,929	Corby Spirit and Wine Ltd.	3,530,678
569,897	Dorel Industries, Inc. – Class B(a)	6,684,392
7,038	E-L Financial Corp. Ltd.	4,233,913
606,834	Sierra Wireless, Inc.(a)	8,865,845
		29,410,528
China – 1.89%
12,973,900	Boyaa Interactive International Ltd.(a)	953,908
248,762	China Yuchai International Ltd.	4,064,771
9,978,000	Weiqiao Textile Co. – Class H	2,200,902
		7,219,581
France – 5.94%
660,122	Elior Group SA(b)	4,451,538
81,516	Savencia SA(a)	6,014,875
129,826	Societe BIC SA	7,344,142
115,594	Vicat SA	4,850,750
		22,661,305
Germany – 1.02%
52,264	Draegerwerk AG & Co. KGaA	3,876,713
Greece – 0.74%
245,732	Sarantis SA	2,806,856
Hong Kong – 5.14%
4,334,050	APT Satellite Holdings Ltd.	973,776
2,135,500	Dickson Concepts International Ltd.	1,040,391
73,200,000	Emperor Watch & Jewellery Ltd.(a)	1,076,408
Shares		Value
22,245,000	First Pacific Co. Ltd.	$7,152,364
10,544,400	PAX Global Technology Ltd.	9,385,278
		19,628,217
Hungary – 2.01%
6,000,115	Magyar Telekom Telecommunications Plc	7,682,365
Ireland – 6.42%
4,159,280	AIB Group Plc(a)	8,541,472
603,148	Avadel Pharmaceuticals Plc – ADR(a)	4,029,029
3,833,385	C&C Group Plc(a)	11,933,899
		24,504,400
Israel – 0.97%
50,699	Taro Pharmaceutical Industries Ltd.(a)	3,722,321
Italy – 4.25%
261,752	Buzzi Unicem SpA	4,207,932
808,801	Credito Emiliano SpA(a)	4,365,139
410,284	Danieli & C Officine Meccaniche SpA	4,811,746
2,919,798	Safilo Group SpA(a)	2,842,876
		16,227,693
Japan – 16.68%
1,317,700	Concordia Financial Group Ltd.	4,648,285
439,500	Fuji Media Holdings, Inc.	4,690,731
494,900	Funai Electric Co. Ltd.(a)	1,964,490
170,700	Futaba Corp.	1,476,903
1,692,600	Hachijuni Bank Ltd.	5,638,591
1,249,700	Hyakugo Bank Ltd.	3,614,262
228,400	Japan Petroleum Exploration Co. Ltd.	4,156,395
266,800	Kissei Pharmaceutical Co. Ltd.	5,793,209
1,299,144	Komori Corp.	9,112,690
617,900	Kyushu Financial Group, Inc.	2,537,630
158,100	Mitsubishi Shokuhin Co. Ltd.	4,382,396

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
159,800	Nichiban Co. Ltd.	$2,557,668
112,100	Nippon Seiki Co. Ltd.	1,270,221
88,900	Oita Bank Ltd.	1,755,242
89,700	Sankyo Co. Ltd.	2,427,071
270,800	Tachi-S Co. Ltd.	3,084,411
316,800	TSI Holdings Co. Ltd.	632,829
192,700	Yodogawa Steel Works Ltd.	3,939,445
		63,682,469
Malaysia – 1.25%
4,304,400	Genting Berhad	4,780,997
Mexico – 7.01%
707,383	Cemex SAB de CV Sponsored – ADR(a)	3,657,170
27,839,278	Consorcio ARA SAB de CV(a)	5,344,156
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	575,873
11,851,682	Fibra Uno Administracion SA de CV	13,400,480
2,384,103	Macquarie Mexico Real Estate Management SA de CV(b)	3,373,770
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	405,502
		26,756,951
Panama – 1.74%
419,406	Banco Latinoamericano de Comercio Exterior SA – Class E	6,639,197
Philippines – 0.71%
1,689,492	First Philippines Holdings Corp.	2,708,901
Slovenia – 1.52%
474,148	Nova Ljubljanska Banka – GDR(a),(b),(d)	5,213,187
52,935	Nova Ljubljanska Banka dd Registered – GDR(a)	582,012
		5,795,199
Shares		Value
South Korea – 5.57%
88,337	Binggrae Co. Ltd.	$4,648,616
51,087	Lotte Chilsung Beverage Co. Ltd.	5,105,500
50,053	Lotte Confectionery Co. Ltd.	4,705,825
10,403	Namyang Dairy Products Co. Ltd.	2,730,555
54,510	Samchully Co. Ltd.	4,090,764
		21,281,260
Spain – 5.56%
1,735,896	Atresmedia Corp de Medios de Comunicacion SA(a)	6,107,493
2,024,699	Bankia SA	3,604,250
805,356	Bankinter SA	4,368,440
1,252,800	Lar Espana Real Estate Socimi SA	7,147,357
		21,227,540
United Kingdom – 18.79%
1,579,255	Balfour Beatty Plc(a)	5,845,350
819,067	Countrywide Plc(a)	4,375,010
2,841,538	De La Rue Plc(a)	6,521,223
1,901,405	G4S Plc(a)	6,604,576
3,898,769	J Sainsbury Plc	11,983,677
1,381,156	LSL Property Services Plc(a)	5,496,207
2,632,424	Marks & Spencer Group Plc(a)	4,882,837
16,916,567	Mitie Group Plc(a)	9,484,696
2,438,219	Premier Foods Plc(a)	3,340,933
4,728,207	Wm Morrison Supermarkets Plc	11,440,871
521,470	Yellow Cake Plc(a),(b)	1,775,644
		71,751,024
TOTAL COMMON STOCKS (Cost $411,592,182)		$378,973,750
PREFERRED STOCKS – 0.70%
Germany – 0.70%
34,383	Draegerwerk AG & Co. KGaA, 0.29%(e)	$2,661,377
TOTAL PREFERRED STOCKS (Cost $1,776,314)		$2,661,377

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Contracts		Value
RIGHTS – 0.00%
United Kingdom – 0.00%
446,763	Countrywide Plc, Expiration Date: January 2021, Exercise Price: GBP 1.00(a),(d)	$—
TOTAL RIGHTS (Cost $—)		$—
	Shares	Value
SHORT-TERM INVESTMENTS – 1.53%
Money Market Funds — 1.53%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	5,866,680	$5,866,680
TOTAL SHORT-TERM INVESTMENTS (Cost $5,866,680)		$5,866,680
Total Investments (Cost $419,235,176) – 101.49%		$387,501,807
Liabilities in Excess of Other Assets – (1.49)%		(5,693,438)
TOTAL NET ASSETS – 100.00%		$381,808,369

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,814,139 which represented 3.88% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. These securities represent $5,213,187 or 1.37% of the Fund’s net assets and are classified as Level 2 securities.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	The rate shown is the annualized seven day yield as of December 31, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020

COMMON STOCKS
Aerospace & Defense	3.29%
Auto Components	1.14%
Banks	12.34%
Beverages	5.39%
Commercial Services & Supplies	8.51%
Communications Equipment	2.32%
Construction & Engineering	1.53%
Construction Materials	3.33%
Diversified Financial Services	3.61%
Diversified Telecommunication Services	2.27%
Electric Utilities	0.71%
Electrical Equipment	0.39%
Electronic Equipment, Instruments & Components	2.46%
Entertainment	0.25%
Equity Real Estate Investment Trusts	6.26%
Food & Staples Retailing	7.29%
Food Products	6.09%
Gas Utilities	1.07%
Health Care Equipment & Supplies	1.02%
Hotels, Restaurants & Leisure	2.42%
Household Durables	3.92%
Insurance	1.11%
Leisure Products	0.63%
Machinery	4.71%
Media	2.83%
Metals & Mining	1.03%
Multiline Retail	1.28%
Oil, Gas & Consumable Fuels	2.69%
Personal Products	0.74%
Pharmaceuticals	3.54%
Real Estate Management & Development	2.59%
Specialty Retail	0.55%
Textiles, Apparel & Luxury Goods	1.49%
Trading Companies & Distributors	0.46%
TOTAL COMMON STOCKS	99.26%
PREFERRED STOCKS
Health Care Equipment & Supplies	0.70%
TOTAL PREFERRED STOCKS	0.70%
RIGHTS
Real Estate Management & Development	0.00%
TOTAL RIGHTS	0.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2020 (continued)

SHORT-TERM INVESTMENTS	1.53%
TOTAL INVESTMENTS	101.49%
Liabilities in Excess of Other Assets	(1.49)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS – 87.73%
Aerospace & Defense – 10.07%
3,506	Embraer SA Sponsored – ADR(a)	$23,876
412	National Presto Industries, Inc.	36,433
2,699	Park Aerospace Corp.	36,194
485	Textron, Inc.	23,440
		119,943
Automobiles – 0.74%
240	Harley-Davidson, Inc.	8,808
Banks – 4.78%
396	ACNB Corp.	9,900
442	American National Bankshares, Inc.	11,585
397	Eagle Bancorp Montana, Inc.	8,424
485	National Bankshares, Inc.	15,185
347	Northrim BanCorp, Inc.	11,781
		56,875
Biotechnology – 7.35%
759	Eagle Pharmaceuticals, Inc.(a)	35,346
11,508	PDL BioPharma, Inc.(a)	28,425
157	United Therapeutics Corp.(a)	23,831
		87,602
Chemicals – 0.98%
158	Sensient Technologies Corp.	11,656
Communications Equipment – 6.05%
1,059	NETGEAR, Inc.(a)	43,027
1,985	Sierra Wireless, Inc.(a)	29,001
		72,028
Construction & Engineering – 2.14%
5,131	Orion Group Holdings, Inc.(a)	25,450
Electric Utilities – 1.47%
283	ALLETE, Inc.	17,529
Electronic Equipment, Instruments & Components – 3.10%
253	Arlo Technologies, Inc.(a)	1,971
996	Avnet, Inc.	34,969
		36,940
Shares		Value
Energy Equipment & Services – 6.48%
814	Dril-Quip, Inc.(a)	$24,111
1,229	Halliburton Co.	23,228
1,287	Helmerich & Payne, Inc.	29,807
		77,146
Equity Real Estate Investment Trusts – 3.12%
1,363	Equity Commonwealth	37,183
Food & Staples Retailing – 0.74%
206	Ingles Markets, Inc. – Class A	8,788
Food Products – 1.74%
235	Cal-Maine Foods, Inc.(a)	8,822
90	Sanderson Farms, Inc.	11,898
		20,720
Health Care Equipment & Supplies – 2.06%
813	Invacare Corp.	7,276
429	LENSAR, Inc.(a)	3,110
845	Varex Imaging Corp.(a)	14,095
		24,481
Health Care Providers & Services – 2.44%
1,362	Triple–S Management Corp. – Class B(a)	29,079
Health Care Technology – 0.86%
550	Change Healthcare, Inc.(a)	10,257
Household Durables – 4.00%
620	Dorel Industries, Inc. – Class B(a)	7,272
124	Mohawk Industries, Inc.(a)	17,478
894	Taylor Morrison Home Corp.(a)	22,931
		47,681
Insurance – 6.04%
287	American National Group, Inc.	27,587
94	National Western Life Group, Inc. – Class A	19,405
1,266	Old Republic International Corp.	24,953
		71,945
Machinery – 4.87%
2,104	Graham Corp.	31,939

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

Shares		Value
387	Hurco Companies, Inc.	$11,610
958	L.B. Foster Co. – Class A(a)	14,418
		57,967
Media – 1.26%
601	Scholastic Corp.	15,025
Multi-Utilities – 1.59%
472	Avista Corp.	18,946
Oil, Gas & Consumable Fuels – 1.94%
741	World Fuel Services Corp.	23,089
Personal Products – 3.40%
1,172	Edgewell Personal Care Co.	40,528
Pharmaceuticals – 5.54%
1,825	Avadel Pharmaceuticals Plc – ADR(a)	12,191
1,272	Phibro Animal Health Corp. – Class A	24,702
836	Prestige Consumer Healthcare, Inc.(a)	29,151
		66,044
Professional Services – 2.94%
564	Kelly Services, Inc. – Class A	11,601
1,864	Resources Connection, Inc.	23,431
		35,032
Shares		Value
Textiles, Apparel & Luxury Goods – 0.53%
383	Movado Group, Inc.(a)	$6,365
Thrifts & Mortgage Finance – 0.97%
483	Territorial Bancorp, Inc.	11,606
Trading Companies & Distributors – 0.53%
2,273	Houston Wire & Cable Co.(a)	6,342
TOTAL COMMON STOCKS (Cost $955,728)		$1,045,055
PREFERRED STOCKS – 0.01%
Oil, Gas & Consumable Fuels – 0.01%
37	Chesapeake Energy Corp., 5.750%	$100
TOTAL PREFERRED STOCKS (Cost $9,011)		$100

	Principal Amount	Value
CORPORATE BONDS – 4.15%
Food & Staples Retailing – 1.10%
Ingles Markets, Inc. 5.750%, 6/15/2023	$ 13,000	$ 13,130
Multi-Utilities – 1.15%
Avista Corp. 5.125%, 4/1/2022	13,000	13,755
Oil, Gas & Consumable Fuels – 1.90%
Chesapeake Energy Corp. 11.500%, 1/1/2025(b),(c)	129,000	22,575
TOTAL CORPORATE BONDS (Cost $46,568)		$49,460

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 24.34%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.010%, (d)	289,924	$ 289,924
TOTAL SHORT-TERM INVESTMENTS (Cost $289,924)		$289,924
Total Investments (Cost $1,301,231) – 116.23%		$1,384,539
Liabilities in Excess of Other Assets – (16.23)%		(193,353)
TOTAL NET ASSETS – 100.00%		$1,191,186

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,575 which represented 1.90% of the net assets of the Fund.
(c)	Issuer is in default of interest payments.
(d)	The rate shown is the annualized seven day yield as of December 31, 2020.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2020

COMMON STOCKS
Brazil	2.00%
Canada	3.05%
Ireland	1.02%
United States	81.66%
TOTAL COMMON STOCKS	87.73%
CORPORATE BONDS
United States	4.15%
TOTAL CORPORATE BONDS	4.15%
PREFERRED STOCKS
United States	0.01%
TOTAL PREFERRED STOCKS	0.01%
SHORT-TERM INVESTMENTS	24.34%
TOTAL INVESTMENTS	116.23%
Liabilities in Excess of Other Assets	(16.23)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Homebuilders – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 786
TOTAL COMMON STOCKS (Cost $292,050)		$786

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 8.48%
Federal Home Loan Mortgage Corporation – 2.80%
Pool A9-3505 4.500%, 8/1/2040	$ 71,431	$ 79,948
Pool G0-6018 6.500%, 4/1/2039	18,525	21,537
Pool G1-8578 3.000%, 12/1/2030	970,811	1,021,250
Pool SD-8001 3.500%, 7/1/2049	500,016	527,456
Pool SD-8003 4.000%, 7/1/2049	572,681	611,141
		2,261,332
Federal National Mortgage Association – 5.68%
Pool 934124 5.500%, 7/1/2038	38,840	45,306
Pool AL9865 3.000%, 2/1/2047	1,203,596	1,263,933
Pool AS6201 3.500%, 11/1/2045	472,540	504,809
Pool BJ2553 3.500%, 12/1/2047	394,736	419,080
Pool BN6683 3.500%, 6/1/2049	896,310	946,875
Pool CA1624 3.000%, 4/1/2033	723,426	768,866
Pool MA0918 4.000%, 12/1/2041	169,798	186,248
Pool MA3687 4.000%, 6/1/2049	412,648	440,407
		4,575,524
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,493,424)		$6,836,856
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 3.093%, 10/25/2036(b)	$ 684	$ 664
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $673)		$664
US GOVERNMENTS – 53.69%
Sovereign – 53.69%
United States Treasury Note
2.375%, 8/15/2024	$ 6,360,000	$ 6,854,639
2.000%, 11/15/2021	211,000	214,445
2.000%, 2/15/2023	1,140,000	1,184,888
2.250%, 2/15/2027	12,075,000	13,347,120
2.375%, 5/15/2029	9,900,000	11,188,547
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
United States Treasury Bond
4.750%, 2/15/2037	$ 5,775,000	$ 8,803,491
3.500%, 2/15/2039	1,250,000	1,697,412
TOTAL US GOVERNMENTS (Cost $39,514,691)		$43,290,542
CORPORATE BONDS – 32.89%
Automobiles – 0.52%
Ford Motor Credit Co. LLC 5.875%, 8/2/2021	$ 410,000	$ 419,635
Banks – 6.62%
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	296,286
Goldman Sachs Group, Inc. 3.000%, 4/26/2022	780,000	786,329
JPMorgan Chase & Co. 3.685% (3M LIBOR + 3.470%), Perpetual(c)	1,317,000	1,314,306
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	1,830,000	1,797,975
Wells Fargo & Co. 2.100%, 7/26/2021	1,130,000	1,141,399
		5,336,295
Commercial Services & Supplies – 3.02%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	645,000	674,025
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	715,000	782,925
6.250%, 1/15/2028(d)	915,000	982,335
		2,439,285
Consumer Products – 0.87%
Wyndham Destinations, Inc. 3.900%, 3/1/2023	690,000	703,800
Containers & Packaging – 0.57%
Sealed Air Corp. 4.000%, 12/1/2027(d)	430,000	459,025
Electric Utilities – 0.74%
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	252,689
FirstEnergy Corp. 7.375%, 11/15/2031	240,000	342,232
		594,921
Equipment – 0.03%
Continental Airlines Pass Through Trust Series 2007-1 5.983%, 4/19/2022	20,751	20,997
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Food, Beverage & Tobacco – 1.06%
Pilgrim's Pride Corp. 5.750%, 3/15/2025(d)	$ 835,000	$ 857,211
Health Care Facilities & Services – 1.68%
Tenet Healthcare Corp.
5.125%, 5/1/2025	270,000	275,262
4.875%, 1/1/2026(d)	1,030,000	1,077,494
		1,352,756
Homebuilders – 2.48%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	1,166,117
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	836,262
		2,002,379
Media – 1.29%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	342,627
Netflix, Inc. 5.375%, 2/1/2021	695,000	697,606
		1,040,233
Oil, Gas & Consumable Fuels – 8.66%
BP Capital Markets Plc 3.506%, 3/17/2025	810,000	903,294
Chesapeake Energy Corp. 11.500%, 1/1/2025(d),(e)	3,616,000	632,800
Chevron Corp. 2.100%, 5/16/2021	1,150,000	1,156,265
Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	966,166
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,054,000	1,202,617
Occidental Petroleum Corp.
1.671% (3M LIBOR + 1.450%), 8/15/2022(c)	365,000	357,700
3.500%, 6/15/2025	555,000	536,108
Range Resources Corp. 5.000%, 3/15/2023	1,256,000	1,224,600
		6,979,550
Technology – 2.96%
Microsoft Corp. 2.400%, 2/6/2022	1,000,000	1,020,390
VMware, Inc.
4.500%, 5/15/2025	215,000	246,062
3.900%, 8/21/2027	995,000	1,122,496
		2,388,948
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 2.39%
AT&T, Inc. 3.000%, 6/30/2022	$ 1,630,000	$ 1,686,949
Telecom Italia Capital SA 6.375%, 11/15/2033	85,000	104,550
Telefonica Emisiones SA 5.462%, 2/16/2021	135,000	135,756
		1,927,255
TOTAL CORPORATE BONDS (Cost $24,342,339)		$26,522,290
ASSET BACKED SECURITIES – 1.82%
Student Loan – 1.82%
SLM Private Credit Student Loan Trust Series 2007-A, 0.457% (3M LIBOR + 0.240%), 12/16/2041(c)	$ 239,190	$ 232,128
SLM Private Credit Student Loan Trust Series 2004-B, 0.646% (3M LIBOR + 0.430%), 9/15/2033(c)	300,000	294,261
SLM Private Credit Student Loan Trust Series 2005-A, 0.526% (3M LIBOR + 0.310%), 12/15/2038(c)	376,203	363,220
SLM Private Credit Student Loan Trust Series 2006-A, 0.507% (3M LIBOR + 0.290%), 6/15/2039(c)	598,864	575,569
TOTAL ASSET BACKED SECURITIES (Cost $1,396,507)		$1,465,178

	Shares	Value
SHORT-TERM INVESTMENTS – 2.37%
Money Market Funds – 2.37%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	1,909,671	$ 1,909,671
TOTAL SHORT-TERM INVESTMENTS (Cost $1,909,671)		$1,909,671
Total Investments (Cost $73,949,355) – 99.25%		$80,025,987
Other Assets in Excess of Liabilities – 0.75%		606,779
Total Net Assets – 100.00%		$80,632,766

Percentages are stated as a percent of net assets.
LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,465,815 which represented 6.78% of the net assets of the Fund.
(e)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(f)	The rate shown is the annualized seven day yield as of December 31, 2020.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, December 31, 2014, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Fair Valuation Committee.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2020, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $478,592,077, $18,228,924, $818,937,386 and $218,173,266 that represent 88.50%, 50.68%, 65.68%, and 57.14% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Fair Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.
In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2020, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$55,430,113	$—	$55,430,113
Consumer Discretionary	—	52,315,978	—	52,315,978
Consumer Staples	7,877,883	80,219,091	—	88,096,974
Energy	9,272,800	40,870,538	—	50,143,338
Financials	—	102,242,160	—	102,242,160
Health Care	—	51,928,253	—	51,928,253
Industrials	6,302,294	23,124,359	—	29,426,653
Materials	10,271,942	34,645,826	—	44,917,768
Real Estate	14,597,195	—	—	14,597,195
Technology	—	9,445,765	—	9,445,765
Utilities	—	10,714,285	—	10,714,285
Total Common Stocks	48,322,114	460,936,368	—	509,258,482
Preferred Stocks
Energy	8,528,574	10,839,262	—	19,367,836
Health Care	—	6,816,448	—	6,816,448
Total Preferred Stocks	8,528,574	17,655,710	—	26,184,284
Rights
Energy	286,702	—	—	286,702
Short-Term Investments	1,211,835	—	—	1,211,835
Total Investments in Securities	$58,349,225	$478,592,078	$—	$536,941,303

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$653,952	$1,602,491	$—	$2,256,443
Consumer Discretionary	1,004,296	2,979,851	—	3,984,147
Consumer Staples	543,078	3,015,868	—	3,558,946
Energy	430,523	2,195,507	—	2,626,030
Financials	5,646,767	2,318,164	—	7,964,931
Health Care	5,345,611	1,992,174	—	7,337,785
Industrials	2,189,547	704,947	—	2,894,494
Materials	595,436	1,129,035	—	1,724,471
Real Estate	552,489	—	—	552,489
Technology	449,022	1,161,708	—	1,610,730
Utilities	—	863,801	—	863,801
Total Common Stocks	17,410,721	17,963,546	—	35,374,267
Preferred Stocks
Technology	—	265,378	—	265,378
Rights
Energy	14,251	—	—	14,251
Short-Term Investments	118,375	—	—	118,375
Total Investments in Securities	$17,543,347	$18,228,924	$—	$35,772,271
Emerging Markets Fund
Common Stocks
Communication Services	$97,974,347	$107,327,456	$—	$205,301,803
Consumer Discretionary	12,318,644	142,371,035	—	154,689,679
Consumer Staples	22,503,312	73,690,883	—	96,194,195
Energy	11,355,101	22,763,076	—	34,118,177
Financials	41,276,348	180,107,505	—	221,383,853
Health Care	—	34,729,291	—	34,729,291
Industrials	65,883,868	20,313,617	—	86,197,485
Materials	44,373,753	59,998,446	—	104,372,199
Real Estate	63,227,132	—	—	63,227,132
Technology	—	162,213,467	—	162,213,467
Utilities	5,871,520	25,886,204	—	31,757,724
Total Common Stocks	364,784,025	829,400,980	—	1,194,185,005
Preferred Stocks
Energy	18,145,803	27,876,741	—	46,022,544
Participatory Notes
Communication Services	—	4,763,874	—	4,763,874
Short-Term Investments	4,486,304	—	—	4,486,304
Total Investments in Securities	$387,416,132	$862,041,595	$—	$1,249,457,727

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$7,061,401	$13,346,872	$—	$20,408,273
Consumer Discretionary	23,581,647	20,083,247	—	43,664,894
Consumer Staples	17,536,462	56,931,339	—	74,467,801
Energy	6,095,700	4,156,395	—	10,252,095
Financials	22,209,767	42,897,390	—	65,107,157
Health Care	7,751,350	9,669,922	—	17,421,272
Industrials	20,136,857	52,016,492	—	72,153,349
Materials	8,507,920	8,147,377	—	16,655,297
Real Estate	33,792,824	—	—	33,792,824
Technology	8,865,845	9,385,278	—	18,251,123
Utilities	2,708,901	4,090,764	—	6,799,665
Total Common Stocks	158,248,674	220,725,076	—	378,973,750
Preferred Stocks
Health Care	—	2,661,377	—	2,661,377
Rights
Real Estate	—	—	—	—
Short-Term Investments	5,866,680	—	—	5,866,680
Total Investments in Securities	$164,115,354	$223,386,453	$—	$387,501,807
Small Cap Value Fund
Common Stocks
Communication Services	$15,025	$—	$—	$15,025
Consumer Discretionary	62,854	—	—	62,854
Consumer Staples	70,036	—	—	70,036
Energy	100,235	—	—	100,235
Financials	140,426	—	—	140,426
Health Care	189,038	28,425	—	217,463
Industrials	244,734	—	—	244,734
Materials	11,656	—	—	11,656
Real Estate	37,183	—	—	37,183
Technology	108,968	—	—	108,968
Utilities	36,475	—	—	36,475
Total Common Stocks	1,016,630	28,425	—	1,045,055
Corporate Bonds
Consumer Staples	—	13,130	—	13,130
Energy	—	22,575	—	22,575
Utilities	—	13,755	—	13,755
Total Corporate Bonds	—	49,460	—	49,460
Preferred Stocks
Energy	100	—	—	100
Short-Term Investments	289,924	—	—	289,924
Total Investments in Securities	$1,306,654	$77,885	$—	$1,384,539

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Core Plus Fund
Common Stocks
Consumer Discretionary	$786	$—	$—	$786
Asset Backed Securities	—	1,465,178	—	1,465,178
Corporate Bonds	—	26,522,290	—	26,522,290
Government Securities	—	43,290,542	—	43,290,542
Mortgage Backed Securities	—	6,837,520	—	6,837,520
Short-Term Investments	1,909,671	—	—	1,909,671
Total Investments in Securities	$1,910,457	$78,115,530	$—	$80,025,987
There were no Level 3 securities in the International, Global, Emerging Markets, International Small Cap, Small Cap Value and Core Plus Funds at the beginning or during the periods presented.
NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the Emerging Markets Fund and International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from October 1, 2020 through December 31, 2020:
International Small Cap Fund
Issuer Name	Value At October 1, 2020	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At December 31, 2020	Dividend Income
Desarrolladora Homex SAB de CV	$530,904	$—	$—	$—	$44,969	$575,873	$—
Urbi Desarrollos Urbanos SAB de CV	476,764	3,105	—	(1,197)	(73,170)	405,502	—
	$1,007,668	$3,105	$—	$(1,197)	$(28,201)	$981,375	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.